Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000101507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
All American Equity Fund (Prospectus Summary) | All American Equity Fund | All American Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBTFX
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | Holmes Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBGX
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | Global MegaTrends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGAX
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USERX
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | World Precious Minerals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNWPX
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPFX
Eastern European Fund (Prospectus Summary) | Eastern European Fund | Eastern European Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUROX
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMFX
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USCOX
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USUTX
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Near-Term Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEARX
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGSXX
U.S. Treasury Securities Cash Fund (Prospectus Summary) | U.S. Treasury Securities Cash Fund | U.S. Treasury Securities Cash Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USTXX
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGIX
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNWIX
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPFX